CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Consolidated variable interest entity without recourse CNY	Dec. 31, 2012 Consolidated variable interest entity without recourse CNY
Short-term borrowings	$ 16,259	98,430		60,000	68,430	0
Convertible loan	16,999	102,905		121,156	0	0
Deferred revenue	88,362	534,917		490,103	523,579	476,056
Accounts payable	6,766	40,961		46,014	29,250	31,971
Accrued and other liabilities	68,688	415,810		400,361	270,120	271,087
Income taxes payable	37,123	224,734		197,003	94,775	87,181
Amounts due to related parties	1,988	12,035		4,211	10,035	4,211
Amount due to deconsolidated subsidiaries	3,658	22,144			10,670	0
Liabilities classified as held for sale				381,051	0	381,051
Deferred tax liabilities	$ 17,138	103,750		96,504	62,172	73,400
Preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	176,776,612	176,776,612	145,975,484	145,975,484
Ordinary shares, shares outstanding	176,776,612	176,776,612	145,975,484	145,975,484